COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 3
dated January 14, 2019
to the Statement of Additional Information (“SAI”)
dated May 1, 2018, as amended
November 15, 2018

Effective immediately, the following hereby replaces in its entirety the entry for Mr. Boateng in the “Disinterested Trustees” chart currently appearing under the section entitled “Management of CREF” beginning on page 33 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term. Trustee since 2018.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002-2006); Manager, Financial Services Consultant, KPMG Consulting (2000-2002); several positions, Xerox Corporation (1988-2000). Mr. Boateng has particular experience in investments, pensions, and public finance.	8	Board member, Year Up Puget Sound; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; investment committee member, The Seattle Foundation.

Officer changes

Steven Gruppo, J. Keith Morgan and Ronald Pressman no longer serve as officers of CREF. Effective immediately, all references to Mr. Gruppo, Mr. Morgan and Mr. Pressman should be removed. Additionally, the following is hereby added to the chart appearing under the sub-section entitled “Officers” of the section entitled “Management of CREF” beginning on page 35 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President, Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

A40446 (1/19)